Note 5 - Revenues (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 03, 2014
Number of Suspended Saltwater Injection Wells	2				2
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 58,720	$ 68,357
Accounts Receivable, Allowance for Credit Loss, Ending Balance	300	300
Contract with Customer, Asset, after Allowance for Credit Loss, Total	585	602		$ 554
Contract with Customer, Liability, Total	$ 3,200	$ 3,200
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	0	0
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage		13.00%
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 40,371	$ 48,731
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage	69.00%	71.00%
Accounts Receivable, after Allowance for Credit Loss, Total	$ 7,900	$ 11,000
Waste Management Services [Member] | Maximum [Member]
Contract Term (Year)	1 year
Waste Management Services [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	1	1
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	1	1
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage		14.00%
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 18,349	$ 19,626
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage	31.00%	29.00%
Number of Golf Courses	4
Accounts Receivable, after Allowance for Credit Loss, Total	$ 800	$ 1,000
Golf and Related Operations [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	1	1
Membership Agreement, Term (Year)	1 year
Golf and Related Operations [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	1	1
Salt Water Injection Operations [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 0	$ 0
Customer Advance Deposits [Member]
Contract with Customer, Liability, Total	$ 674	$ 553	$ 453